Expense Example {- Franklin Rising Dividends VIP Fund} - FTVIP Class 2-70 - Franklin Rising Dividends VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 92
3 years	287
5 years	498
10 years	$ 1,108